Expense Example	Jul. 25, 2025 USD ($)
T. Rowe Price Floating Rate Fund-Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
T. Rowe Price Floating Rate Fund-I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
T. Rowe Price Floating Rate Fund-Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	1,258
T. Rowe Price Floating Rate Fund-Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	$ 26